PRESIDENT'S MESSAGE

Dear Investor:



I am pleased to present the Semi-Annual Report to Shareholders for Federated

U.S. Government Securities Fund: 5-10 Years. The report covers the six-month reporting period ended August 31, 1998, and includes an investment review by the fund's portfolio manager, a complete list of portfolio investments, and the financial statements.



This mutual fund pursues total return consistent with current income through the relative safety of a U.S. government portfolio.



During the reporting period, the fund's Institutional Shares produced a total return of 5.93% through paid income totaling $0.29 per share and a net asset value increase of $0.31 per share. Institutional Service Shares produced a total return of 5.78% through paid income totaling $0.27 per share and a net asset value increase of $0.31 per share.* Net assets totaled $80.8 million on

August 31, 1998.



Thank you for participating in the income opportunities of intermediate-term government securities through Federated U.S. Government Securities Fund: 5-10

Years. We welcome your comments and questions.



Sincerely,

[Graphic]

Glen R. Johnson

President

October 15, 1998



 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW

Federated U.S. Government Securities Fund: 5-10 Years represents a fully-

invested participation in U.S. Treasury and government agency obligations which have an average maturity of 5 to 10 years. Since the fund's February 1998 fiscal year end, the fund has been primarily invested in U.S. Treasury securities.



During the fund's semi-annual reporting period, fixed income performance continued to reflect above-trend economic growth combined with subdued inflation and a stronger dollar. Consumer prices increased at only a 1.6%

annual rate through August 1998 and the Asian financial crisis eliminated the possibility of a tightening of Federal Reserve Board (the "Fed") monetary policy. The Fed maintained its "wait and see" approach due to the counteracting forces of the underlying strength in the U.S. economy and the potential deflationary impact of the Asian financial crisis. The federal funds target rate remained at 5.5%, where it had been since the Fed last tightened near the end of March 1997, and the yield spread between 5-year and

10-year Treasury notes hovered mostly between 5 and -5 basis points. However,

in August, market expectations of an easing of Fed policy grew as the global economic and financial crisis worsened and U.S. equity markets declined. The flight to quality bid which had supported the Treasury market during the fourth quarter of 1997 intensified, and U.S. Treasury securities outperformed the spread sectors both on a nominal and duration-adjusted basis. U.S.

Treasury yields fell across the curve, ending August well below the federal funds target rate of 5.50%. Yields of 5-year and 10-year Treasury notes declined from 5.58% and 5.62% at the end of February to 4.79% and 4.97%

respectively, at the end of August 1998.



Although the fund's average duration has been managed within its neutral range, its average duration was extended past its midpoint when yields rose in late April and ended August at 5.5 years. The fund's net total return for the six months ended August 31, 1998 was 5.93% and 5.78% for Institutional Shares

and Institutional Service Shares, respectively, compared to 6.28% for the

Merrill Lynch 5-10 Year Treasury Index.*



 * The Merrill Lynch 5-10 Year Treasury Index is an unmanaged index tracking

U.S. government securities with maturities between 5 and 9.99 years.

Investments cannot be made in an index.



PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
AUGUST 31, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                VALUE
U.S. TREASURY OBLIGATIONS--78.8%
U.S. TREASURY BONDS--12.6%
 $  920,000 10.750%, 2/15/2003                                                      $ 1,126,890
  1,300,000 11.125%, 8/15/2003                                                        1,641,900
    750,000 12.375%, 5/15/2004                                                        1,016,738
    900,000 12.000%, 5/15/2005                                                        1,249,083
  1,275,000 10.750%, 8/15/2005                                                        1,692,524
  2,133,000 11.250%, 2/15/2015                                                        3,510,214
            Total                                                                    10,237,349
U.S. TREASURY NOTES--66.2%
  1,165,000 5.750%, 8/15/2003                                                         1,200,672
  6,200,000 7.250%, 5/15/2004                                                         6,873,692
  4,000,000 7.250%, 8/15/2004                                                         4,441,120
  5,550,000 7.875%, 11/15/2004                                                        6,368,847
  5,375,000 7.500%, 2/15/2005                                                         6,092,455
  5,300,000 6.500%, 8/15/2005                                                         5,757,125
  3,550,000 5.875%, 11/15/2005                                                        3,725,299
  3,500,000 7.000%, 7/15/2006                                                         3,920,490
  4,800,000 6.500%, 10/15/2006                                                        5,232,240
  2,349,000 6.625%, 5/15/2007                                                         2,592,615
  5,750,000 6.125%, 8/15/2007                                                         6,157,100
  1,100,000 5.625%, 5/15/2008                                                         1,149,159
            Total                                                                    53,510,814
            TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $60,945,191)            63,748,163
U.S. GOVERNMENT AGENCY OBLIGATIONS--15.4%
FEDERAL HOME LOAN BANK--15.4%
  1,000,000 6.160%, 10/17/2002                                                        1,029,600
  1,000,000 6.150%, 10/14/2004                                                        1,033,680
  2,750,000 6.900%, 2/7/2007                                                          2,977,287

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

PRINCIPAL
 AMOUNT                                                                                VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
FEDERAL HOME LOAN BANK--CONTINUED
$ 1,600,000 5.905%, 3/27/2008                                                      $  1,624,608
  2,500,000 5.925%, 4/9/2008                                                          2,542,150
  3,100,000 6.185%, 5/6/2008                                                          3,209,492
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $12,199,726)   12,416,817
(A)REPURCHASE AGREEMENT--5.0%
  4,075,000 BT SECURITIES CORP., 5.800%, DATED 8/31/1998,
            DUE 9/1/1998 (AT AMORTIZED COST)                                          4,075,000
            TOTAL INVESTMENTS (IDENTIFIED COST $77,219,917(B)                       $80,239,980

 (a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (b) The cost of investments for federal tax purposes amounts to $77,219,917.

The net unrealized appreciation of investments on a federal tax basis amounts to $3,020,063 at August 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

($80,858,709) at August 31, 1998.



(See Notes which are an integral part of the Financial Statements)



STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
AUGUST 31, 1998 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost $77,219,917)          $80,239,980
Income receivable                                                                            914,417
Receivable for shares sold                                                                   132,309
Prepaid 81,328,340
LIABILITIES:
Income distribution expenses                                                                  24,095
Deferred organizational costs                                                                 17,539
Total assets payable                                                         $341,020
Payable to Bank                                                               128,611
Total liabilities                                                                            469,631
NET ASSETS for 7,682,251 shares outstanding                                              $80,858,709
NET ASSETS CONSIST OF:
Paid in capital                                                                          $77,512,775
Net unrealized appreciation of investments                                                 3,020,063
Accumulated net realized gain on investments                                                 331,771
Distributions in excess of net investment income                                              (5,900)
Total Net Assets                                                                         $80,858,709
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$64,731,322 / 6,150,021 shares outstanding                                                    $10.53
INSTITUTIONAL SERVICE SHARES:
$16,127,387 / 1,532,230 shares outstanding                                                    $10.53

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                         $1,670,786
EXPENSES:
Investment advisory fee $ 143,199 Administrative personnel and services fee
78,137 Custodian fees 2,116 Transfer and dividend disbursing agent fees and expenses 17,116 Directors'/Trustees' fees 7,219 Auditing fees 7,213 Legal fees
3,260 Portfolio accounting fees 30,031 Distribution services fee--Institutional
Service Shares 5,912 Shareholder services fee--Institutional Shares 65,687
Shareholder services fee--Institutional Service Shares 5,912 Share registration costs 18,746 Printing and postage 8,397 Insurance premiums 1,445 Miscellaneous
7,888 Total expenses 402,278 WAIVERS-- Waiver of investment advisory fee
$(143,199) Waiver of shareholder services fee--Institutional Shares (55,178)
Waiver of shareholder services fee--Institutional Service Shares (3,783)
Reimbursement of other operating expenses (105,845) Total waivers and reimbursements (308,005) Net expenses 94,273 Net investment income 1,576,513
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain on investments 247,547 Net change in unrealized appreciation of investments
1,954,709 Net realized and unrealized gain on investments 2,202,256 Change in net assets resulting from operations $3,778,769          (See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                                                                                         SIX  MONTHS
                                                                                           ENDED
                                                                                         (UNAUDITED)    YEAR ENDED
                                                                                         AUGUST  31,   FEBRUARY  28,
                                                                                             1998           1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                   $  1,576,513  $  1,667,034
Net realized gain on investments ($247,547 and $157,972, respectively, as computed for
federal tax purposes)                                                                        247,547       155,982
Net change in unrealized appreciation/depreciation                                         1,954,709     1,272,447
Change in net assets resulting from operations                                             3,778,769     3,095,463
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Institutional Shares                                                                      (1,460,153)   (1,554,559)
Institutional Service Shares                                                                (122,260)     (112,475)
Distributions from net realized gains
Institutional Shares                                                                              --       (60,168)
Institutional Service Shares                                                                      --        (3,810)
Change in net assets resulting from distributions to shareholders                         (1,582,413)   (1,731,012)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                              60,657,646    32,759,811
Net asset value of shares issued to shareholders in payment of distributions declared        502,908       702,923
Cost of shares redeemed                                                                  (24,387,991)   (9,944,658)
Change in net assets resulting from share transactions                                    36,772,563    23,518,076
Change in net assets                                                                      38,968,919    24,882,527
NET ASSETS:
Beginning of period                                                                       41,889,790    17,007,263
End of period                                                                           $ 80,858,709  $ 41,889,790

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                                         ENDED                         PERIOD
                                                      (UNAUDITED)     YEAR ENDED        ENDED
                                                        AUGUST 31,    FEBRUARY 28,    FEBRUARY 29,
                                                          1998       1998     1997     1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.22    $ 9.77   $ 9.98     $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.29      0.59     0.59       0.21
Net realized and unrealized gain (loss) on investments     0.31      0.47    (0.21)     (0.02)
Total from investment operations                           0.60      1.06     0.38       0.19
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.29)    (0.59)   (0.59)     (0.21)
Distributions from net realized gain on investments        0.00     (0.02)    0.00       0.00
Total distributions                                       (0.29)    (0.61)   (0.59)     (0.21)
NET ASSET VALUE, END OF PERIOD                           $10.53    $10.22   $ 9.77    $ 9.98
TOTAL RETURN(B)                                            5.93%    11.09%    3.98%      1.85%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.30%*    0.30%    0.13%      0.11%*
Net investment income                                      5.53%*    5.84%    6.06%      5.75%*
Expense waiver/reimbursement(c)                            1.08%*    1.69%    3.95%     12.26%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $64,731   $39,712  $15,225     $4,181
Portfolio turnover                                           63%       49%      57%        29%

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5,

1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's administrator.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                                          ENDED                         PERIOD
                                                       (UNAUDITED)   YEAR ENDED          ENDED
                                                        AUGUST 31,   FEBRUARY 28,     FEBRUARY 29,
                                                          1998       1998     1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.22    $ 9.77   $ 9.98      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.27      0.55     0.56        0.20
Net realized and unrealized gain (loss) on investments     0.31      0.48    (0.21)      (0.02 )
Total from investment operations                           0.58      1.03     0.35        0.18
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.27 )   (0.56)   (0.56)      (0.20 )
Distributions from net realized gain on investments        0.00     (0.02)    0.00        0.00
Total distributions                                       (0.27 )   (0.58)   (0.56)      (0.20 )
NET ASSET VALUE, END OF PERIOD                           $10.53    $10.22   $ 9.77     $ 9.98
TOTAL RETURN(B)                                            5.78 %   10.76%    3.62%       1.75 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   0.61%*    0.60%    0.47%       0.45%*
Net investment income                                      5.25%*    5.56%    5.70%       5.25%*
Expense waiver/reimbursement(c)                            0.99%*    1.64%    3.86%      12.17%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $16,127    $2,178   $1,782      $1,046
Portfolio turnover                                           63 %      49%      57%         29 %

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5,

1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's administrator.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
AUGUST 31, 1998 (UNAUDITED)

ORGANIZATION
Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is

registered under the Investment Company Act of 1940, as amended (the "Act"),

as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Trust is to pursue total return consistent with current income.



SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS
U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-

dividend date.



FEDERAL TAXES
It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



The Trust, for federal tax purposes, had a capital loss carryforward of

$7,780, in 1997 which was utilized to reduce the Trust's taxable income in

1998 from net realized gain on investments.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The

Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER
Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                        PERIOD ENDED               YEAR ENDED
                                                                      AUGUST 31, 1998           FEBRUARY 28, 1998
INSTITUTIONAL SHARES                                                 SHARES        AMOUNT      SHARES        AMOUNT
Shares sold                                                         4,516,814   $ 46,274,316  3,178,581   $31,719,467
Shares issued to shareholders in payment of distributions declared     44,283        453,029     61,313       612,595
Shares redeemed                                                    (2,297,399)   (23,531,260)  (911,650)   (9,117,344)
Net change resulting from Institutional Share transactions          2,263,698   $ 23,196,085  2,328,244   $23,214,718

                                                                         PERIOD ENDED               YEAR ENDED
                                                                        AUGUST 31, 1998          FEBRUARY 28, 1998
INSTITUTIONAL SERVICE SHARES                                          SHARES        AMOUNT       SHARES      AMOUNT
Shares sold                                                         1,397,248   $ 14,383,330    104,104   $ 1,040,344
Shares issued to shareholders in payment of
 distributions declared                                                 4,876         49,879      9,043        90,328
Shares redeemed                                                       (83,010)      (856,731)   (82,376)     (827,314)
Net change resulting from Institutional Service
  Share transactions                                                1,319,114  $  13,576,478     30,771  $    303,358
Net change resulting from share transactions                        3,582,812  $  36,772,563  2,359,015  $ 23,518,076

At August 31, 1998, capital paid-in aggregated $77,512,775.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE
Federated Management, the Trust's investment adviser (the "Adviser"),

receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the

Trust. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.



ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Trust with administrative personnel and services.

The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



DISTRIBUTION SERVICES FEE
The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate

Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the

Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC.



SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated

Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES
FServ maintains the Trust's accounting records for which it receives a fee.

The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES
Organizational expenses of $42,365 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date. For the period ended August 31,

1998, the Trust paid $11,411 pursuant to this agreement.



GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1998, were as follows:

PURCHASES                         $68,811,789
SALES                             $35,735,718
YEAR 2000
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.



TRUSTEES

John F. Donahue



Thomas G. Bigley



John T. Conroy, Jr.



Nicholas P. Constantakis



William J. Copeland



James E. Dowd, Esq.



Lawrence D. Ellis, M.D.



Edward L. Flaherty, Jr., Esq.



Peter E. Madden



John E. Murray, Jr., J.D., S.J.D.



Wesley W. Posvar



Marjorie P. Smuts



OFFICERS

John F. Donahue
Chairman



Glen R. Johnson
President



J. Christopher Donahue
Executive Vice President



Edward C. Gonzales
Executive Vice President



John W. McGonigle
Executive Vice President, Treasurer, and Secretary



Richard B. Fisher
Vice President



Karen M. Brownlee
Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk,

including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



Federated U.S. Government Securities Fund:
5-10 Years

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

AUGUST 31, 1998



[GRAPHIC]



Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



1-800-341-7400

www.federatedinvestors.com



Cusip 31428S107
Cusip 31428S206
G01393-01 (10/98)